Document and Entity Information	Apr. 20, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001054905
Document Type	8-K
Document Period End Date	Apr. 20, 2021
Entity Registrant Name	INNOSPEC INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-13879
Entity Tax Identification Number	98-0181725
Entity Address, Address Line One	8310 South Valley Highway
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(303)
Local Phone Number	792-5554
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	IOSP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false